CONSOLIDATED STATEMENT OF FINANCIAL POSITION $ in Thousands, € in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Non-current assets
Property, plant and equipment	$ 6,523,403	$ 5,687,357	$ 3,903,818
Land use right	97,477	99,267	91,030
Intangible assets	219,944	248,581	224,279
Investments in associates	758,241	240,136	181,331
Investments in joint ventures	31,681	14,359	17,646
Deferred tax assets	44,875	45,981	44,942
Derivative financial instrument		32,894	30,173
Other financial assets	17,598
Restricted cash	13,438	20,080
Other assets	42,810	42,870	32,078
Total non-current assets	7,749,467	6,431,525	4,525,297
Current assets
Inventories	622,679	464,216	387,326
Prepayment and prepaid operating expenses	34,371	27,649	40,184
Trade and other receivables	616,308	645,822	499,846
Other financial assets	683,812	31,543	282,880
Restricted cash	336,043	337,699	302,416
Cash and cash equivalent	1,838,300	2,126,011	1,005,201
Total current assets other than non-current assets or assets classified as held-for-sale	4,131,513	3,632,940	2,517,853
Assets classified as held-for-sale	37,471	50,813	72,197
Total current assets	4,168,984	3,683,753	2,590,050
Total assets	11,918,451	10,115,278	7,115,347
Capital and reserves
Ordinary shares, $0.004 par value, 10,000,000,000 shares authorized, 4,916,106,889, 4,252,922,259 and 4,207,374,896 shares issued and outstanding at December 31, 2017, 2016 and 2015, respectively	19,664	17,012	16,830
Share premium	4,827,619	4,950,948	4,903,861
Reserves	134,669	93,563	96,644
Retained earnings (accumulated deficit)	187,008	(910,849)	(1,287,479)
Equity attributable to owners of the Company	5,168,960	4,150,674	3,729,856
Perpetual subordinated convertible securities	64,073
Non-controlling interests	1,488,302	1,252,553	460,399
Total equity	6,721,335	5,403,227	4,190,255
Non-current liabilities
Borrowings	1,743,939	1,233,594	416,036
Convertible bonds	403,329	395,210
Bonds payable	496,689	494,909	493,207
Medium-term notes	228,483	214,502
Deferred tax liabilities	16,412	15,382	7,293
Deferred government funding	299,749	265,887	175,604
Other financial liabilities	1,919	74,170
Other liabilities	99,817	37,497	65,761
Total non-current liabilities	3,290,337	2,731,151	1,157,901
Current liabilities
Trade and other payables	1,050,460	940,553	1,047,766
Borrowings	440,608	209,174	113,068
Short-term notes		86,493
Convertible bonds		391,401	392,632
Deferred government funding	193,158	116,021	79,459
Accrued liabilities	180,912	230,450	132,452
Other financial liabilities	744	6,348	1,459
Current tax liabilities	270	460	355
Other liabilities	40,627
Total current liabilities	1,906,779	1,980,900	1,767,191
Total liabilities	5,197,116	4,712,051	2,925,092
Total equity and liabilities	$ 11,918,451	$ 10,115,278	$ 7,115,347